Note 10 - Expense Recognized During the Year Related to Share-based Compensation Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost of Sales [Member]
Allocated Share-based Compensation Expense	$ 529	$ 330	$ 5
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	86	87	1
Selling and Marketing Expense [Member]
Allocated Share-based Compensation Expense	1,045	949	26
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	1,825	1,155	108
Allocated Share-based Compensation Expense	$ 3,485	$ 2,521	$ 140